CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 44,607	$ 46,981	$ 34,647
Operating costs and expenses:
Cost of sales	34,213	38,771	30,776
Selling, general and administrative expenses	12,621	9,922	13,791
Acquisition-related costs	2,491	0	0
Depreciation and amortization	4,759	4,205	3,618
Total operating costs and expenses	54,084	52,898	48,185
Loss from operations	(9,477)	(5,917)	(13,538)
Interest expense	(3,431)	(2,258)	(153)
Other income, net	15	1	83
Loss from continuing operations before income taxes	(12,893)	(8,174)	(13,608)
Provision for income taxes	0	0	0
Loss from continuing operations	(12,893)	(8,174)	(13,608)
Loss from discontinued operations, net of income taxes	0	(3,650)	(5,738)
Net loss	(12,893)	(11,824)	(19,346)
Preferred dividends, beneficial conversion and warrant modification charges	(9,831)	(3,042)	(19,875)
Net loss attributable to common shareholders	$ (22,724)	$ (14,866)	$ (39,221)
Basic and diluted loss per common share:
Loss from continuing operations attributable to common shareholders (in dollars per share)	$ (5.81)	$ (7.72)	$ (23.06)
Loss from discontinued operations attributable to common shareholders (in dollars per share)	$ 0	$ (2.51)	$ (3.96)
Net loss attributable to common shareholders (in dollars per share)	$ (5.81)	$ (10.23)	$ (27.02)
Basic and diluted weighted average common shares outstanding (in shares)	3,910	1,453	1,452